Equity Capital Structure, 2020 July Equity Offering (Details) - USD ($)		12 Months Ended
	Oct. 06, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Mar. 07, 2023	Jul. 15, 2020
Equity Capital Structure [Abstract]
Repurchase of warrants		$ 1,058,481	$ 941,626	$ 0
Private Placement Warrants [Member]
Equity Capital Structure [Abstract]
Term of warrant		5 years
Warrant exercise price (in dollars per share)	$ 22.3				$ 25.3	$ 35
Repurchase of warrants (in shares)	67,864
Repurchase of warrants (in dollars per share)	$ 0.105
Repurchase of warrants	$ 7,126
Warrants outstanding (in shares)			0